Fair value information	12 Months Ended
Dec. 31, 2025
Fair Value Information
Fair value information

35. Fair value information

a) The different levels that the inputs to valuation techniques are used to measure fair value of financial and non-financial instruments have been defined as follows:

(a) Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date. A market is regarded as active where a market in which transactions for the asset or liability take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

(b) Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

(c) Level 3: Unobservable inputs for the asset or liability.

b) The related information of financial and non-financial instruments measured at fair value by level on the basis of the nature, characteristics and risks of the assets and liabilities. As of December 31, 2025, the Group did not hold any financial assets or liabilities measured at fair value on a recurring basis. Accordingly, no fair value hierarchy table is presented for the current period. For the year ended December 31, 2024, the fair value measurements were as follows

	Level 1	Level 2	Level 3	Total
December 31, 2024
Recurring fair value measurements
Other receivables (including Long-term receivables)	$-	$1,952,834	$-	$1,952,834
Financial assets at FVOCI	-	-	1,789,804	1,789,804
	$-	$1,952,834	$1,789,804	$3,742,638

The fair value of other receivables (including Long-term receivables) classified as at fair value through other comprehensive income is determined by the present value of future cash flows based on the discount rate that reflects the credit risk of counterparties.

There were no transfers of financial instruments or non-financial instruments between any levels during the years ended December 31, 2025, 2024 and 2023.

As of December 31, 2025, due to the significant deterioration in the financial condition of the counterparties, the Group updated its assessment and determined the fair value of these Level 3 financial assets to be nil. A full impairment loss was recognized accordingly.

c) Financial instruments not measured at fair value

The carrying amounts of cash and cash equivalents, current financial assets at amortized cost, accounts receivable, other receivables, other receivables guarantee deposits, long-term receivables, long-term receivables from related parties, short-term loans, accounts payable, other payables, loans from a related party, accounts payable and lease liabilities are approximate to their fair values.